Offerings	Nov. 18, 2024 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.300% Ally Financial Term Notes, Series A Due November 15, 2027
Maximum Aggregate Offering Price	$ 6,151,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 941.72
Offering Note	1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.450% Ally Financial Term Notes, Series A Due November 15, 2029
Maximum Aggregate Offering Price	$ 2,115,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 323.81
Offering Note	(1) Calculated in accordance with Rule 457(r) under the Securities Act of 1933, as amended